Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest
Beginning balance (in shares) at Dec. 31, 2024		69,397,648
Beginning balance at Dec. 31, 2024	$ 1,246,364	$ 695	$ 800,800	$ (548)	$ 404,522	$ 40,895
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		44,443
Unrestricted shares issued (in shares)		349
Net income	50,964				48,490	2,474
Foreign currency translation	626			626
Dividend	(8,518)				(6,918)	(1,600)
Repurchase of common stock (in shares)		(2,426,886)
Repurchase of common stock	(34,872)	$ (24)			(34,848)
Share-based compensation plan	840		840
Ending balance (in shares) at Jun. 30, 2025		67,015,554
Ending balance at Jun. 30, 2025	1,255,404	$ 671	801,640	78	411,246	41,769
Beginning balance (in shares) at Mar. 31, 2025		69,261,596
Beginning balance at Mar. 31, 2025	1,268,839	$ 694	801,152	(154)	426,165	40,982
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		44,443
Unrestricted shares issued (in shares)		106
Net income	22,240				21,453	787
Foreign currency translation	232			232
Dividend	(3,455)				(3,455)
Repurchase of common stock (in shares)		(2,290,591)
Repurchase of common stock	(32,940)	$ (23)			(32,917)
Share-based compensation plan	488		488
Ending balance (in shares) at Jun. 30, 2025		67,015,554
Ending balance at Jun. 30, 2025	$ 1,255,404	$ 671	801,640	78	411,246	41,769
Beginning balance (in shares) at Dec. 31, 2025	65,250,444	65,250,444
Beginning balance at Dec. 31, 2025	$ 1,256,741	$ 653	799,433	(408)	427,162	29,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		35,254
Unrestricted shares issued (in shares)		30,182
Net income	93,359				88,446	4,913
Foreign currency translation	(541)			(541)
Dividend	(10,214)				(8,642)	(1,572)
Repurchase of common stock (in shares)		(3,822,753)
Repurchase of common stock	(68,549)	$ (37)			(68,512)
Share-based compensation plan	$ 1,158		1,158
Ending balance (in shares) at Jun. 30, 2026	61,493,127	61,493,127
Ending balance at Jun. 30, 2026	$ 1,271,954	$ 616	800,591	(949)	438,454	33,242
Beginning balance (in shares) at Mar. 31, 2026		61,699,971
Beginning balance at Mar. 31, 2026	1,226,710	$ 618	799,877	(721)	396,112	30,824
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted shares issued (in shares)		35,254
Unrestricted shares issued (in shares)		30,182
Net income	56,975				52,985	3,990
Foreign currency translation	(228)			(228)
Dividend	(5,897)				(4,325)	(1,572)
Repurchase of common stock (in shares)		(272,280)
Repurchase of common stock	(6,320)	$ (2)			(6,318)
Share-based compensation plan	$ 714		714
Ending balance (in shares) at Jun. 30, 2026	61,493,127	61,493,127
Ending balance at Jun. 30, 2026	$ 1,271,954	$ 616	$ 800,591	$ (949)	$ 438,454	$ 33,242